Notes receivable (Details Narrative) $ in Thousands		6 Months Ended	12 Months Ended
	Jan. 12, 2017 USD ($)	Jul. 15, 2016 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jul. 18, 2016 USD ($)
Effective Date of Arrangements			Mar. 31, 2021
Investment Income, Net			$ 859	$ 639	$ 6,172
Deferred revenue amortization			1,127	1,130	12,121
Deferred Revenue, Current			23,921	3,185
Deferred Revenue, Noncurrent			3,504	2,185
Cash payment			121,080	8,183	5,978
Sale of MSC Cristina [Member]
Interest rate	6.00%
Investment Income, Net			0	140	424
Gross sale price	$ 126,000
Cash payment			107,250
Note receivable	$ 18,750		0
Repayment installments	16
Debt Instrument, Frequency of Periodic Payment	quarterly
Interest Receivable			0	0	38
HMM [Member]
Trading securities						$ 40,277
Unsecured notes						$ 6,074
Deferred Revenue, Current			1,127	1,127
Deferred Revenue, Noncurrent			1,057	2,185
HMM [Member] | Interest Income and Discount Unwinding [Member]
Investment Income, Net			859	458	$ 470
Notes Assumed			0	$ 8,013
HMM [Member] | 5 Containerships [Member] | Restructuring Agreement [Member]
Charter Revenue		$ 38,461
HMM [Member] | 5 Containerships [Member] | Restructuring Agreement [Member] | Senior Notes [Member]
Principal amount			$ 7,692
Interest rate			3.00%
Trading securities equity number of shares | shares			3,657
HMM [Member] | 5 Containerships [Member] | Restructuring Agreement [Member] | July 18, 2016 until December 31, 2019
Charter Revenue			$ 24,400
Effective Date of Arrangements			Jul. 18, 2016
Related Party Transaction, Date			Dec. 31, 2019
HMM [Member] | 5 Containerships [Member] | Restructuring Agreement [Member] | From January 1, 2020 and thereafter
Charter Revenue			$ 30,500
Effective Date of Arrangements			Jan. 01, 2020